Share-Based Compensation - GasLog Partners' Plan (Details) - GasLog Partners LP					12 Months Ended
	Sep. 14, 2021 USD ($) EquityInstruments	Apr. 01, 2021 USD ($) EquityInstruments	Apr. 01, 2020 USD ($) EquityInstruments	Apr. 01, 2019 USD ($) EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
RCUs
Share-Based Compensation
Vesting period					3 years
Number of units granted | EquityInstruments	21,663	98,255	233,688	26,308	119,918	233,688
Fair value of unit at grant date | $	$ 4.09	$ 2.75	$ 2.02	$ 22.99
PCUs
Share-Based Compensation
Vesting period					3 years
Number of units granted | EquityInstruments	21,663	98,255	233,688	26,308	119,918	233,688
Fair value of unit at grant date | $	$ 4.09	$ 2.75	$ 2.02	$ 22.99
PCUs | TUR above 75th Percentile of peer group
Share-Based Compensation
Vesting percentage of awards					100.00%
PCUs | TUR Between 50th and 75th percentile of peer group
Share-Based Compensation
Vesting percentage of awards					50.00%
PCUs | TUR Below the 50th percentile of peer group
Share-Based Compensation
Vesting percentage of awards					0.00%